SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS AND SUMMARY PROSPECTUSES
                             DATED MAY 3, 2021
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                        VARIABLE SEPARATE ACCOUNT
                     Polaris Advisory Variable Annuity
                    Polaris Platinum III Variable Annuity
                Polaris Preferred Solution Variable Annuity
               Polaris Retirement Protector Variable Annuity
                        Polaris Variable Annuity
                      Polaris II Variable Annuity
                     Polaris Choice II Variable Annuity
                   Polaris Choice III Variable Annuity
                    Polaris Choice IV Variable Annuity
                   Polaris Platinum II Variable Annuity


                      VARIABLE ANNUITY ACCOUNT SEVEN
                Polaris Platinum O-Series Variable Annuity
              Polaris II A-Class Platinum Series Variable Annuity



         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        FS VARIABLE SEPARATE ACCOUNT
                  Polaris Platinum III Variable Annuity
                   Polaris Platinum O-Series Variable Annuity
                 Polaris Preferred Solution Variable Annuity
               Polaris Retirement Protector Variable Annuity



                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                        VALIC SEPARATE ACCOUNT A
                  Polaris Platinum Elite Variable Annuity


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This Supplement updates certain information in the Appendix A - Underlying
Funds Available Under the Contract to the most recent Prospectus, Updating Summary Prospectus, and if applicable, Initial Summary Prospectus (collectively, the "Prospectus"). Effective on or about July 29, 2021, the Current Expenses for below Underlying Funds have been updated as follows. Please note that not all of the Underlying Funds listed in this supplement may be available in your product. Please check your product's Prospectus for availability.

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
---------------------     ------------------------    -----------------------

Underlying Fund            Share Class                New Current Expense
Name
----------------------     --------------------       ---------------------
SA Allocation Balanced     Class 1                    0.75%*
Portfolio
----------------------     --------------------       ---------------------
SA Allocation Balanced     Class 3                    1.00%*
Portfolio
----------------------     --------------------       ---------------------
SA Allocation Growth       Class 1                    0.82%*
Portfolio
----------------------     --------------------       ---------------------
SA Allocation Growth       Class 3                    1.07%*
Portfolio
----------------------     --------------------       ---------------------
SA Allocation Moderate     Class 1                    0.78%*
Growth Portfolio
----------------------     --------------------       ---------------------
SA Allocation Moderate     Class 3                    1.03%*
Growth Portfolio
----------------------     --------------------       ---------------------
SA Allocation Moderate     Class 1                    0.77%*
Portfolio
----------------------     --------------------       ---------------------
SA Allocation Moderate     Class 3                    1.02%*
Portfolio
----------------------     --------------------       ---------------------
SA Putnam Asset            Class 1                    0.86%*
Allocation Diversified
Growth Portfolio
----------------------     --------------------       ---------------------
SA Putnam Asset            Class 3                    1.11%*
Allocation Diversified
Growth Portfolio
----------------------     --------------------       ---------------------
SA Wellington Real         Class 1                    0.59%*
Return Portfolio
----------------------     --------------------       ---------------------
SA Wellington Real         Class 3                    0.84%*
Return Portfolio
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

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.aig.com/ProductProspectuses or by calling (855) 421-2692.




Dated:  July 29, 2021



               Please keep this supplement with your Prospectus.